Convertible preferred shares - Changes in the value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forward Contract Liabilities
Warrants
Beginning balance		$ 40,344
Change in fair value		$ (21,848)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Liabilities, Fair Value Adjustment
Conversion to second tranche		$ (18,496)
Second Tranche of the preferred shares financing
Warrants
Fair value upon issuance		50,000
Converted from forward contract liabilities		18,496
Change in fair value		$ 19,658
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Liabilities, Fair Value Adjustment
Conversion to outstanding ADSs		$ (88,154)
Third Tranche of preferred shares financing
Warrants
Beginning balance	$ 68,113
Fair value upon issuance		78,272
Change in fair value	25,049	$ (10,159)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Liabilities, Fair Value Adjustment
Conversion to outstanding ADSs	(93,162)
Ending balance		$ 68,113
2024 Series A-1 Convertible Preferred Shares
Warrants
Fair value upon issuance		52,027
Change in fair value		(8,222)
Conversion to outstanding ADSs		$ (43,805)
First Tranche of 2025 Series A1 Preferred Shares Financing
Warrants
Fair value upon issuance	126,885
Change in fair value	21,535
Conversion to outstanding ADSs	$ (148,420)